Financial assets and financial liabilities (Details 1) - PEN (S/) S/ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Derivative financial instruments	S/ 12,268	S/ 489	S/ 69,912
Currency Swap Contract [Member]
Disclosure of financial assets [line items]
Derivative financial instruments	12,268	489
Financial liabilities
Hedging Instruments [Member] | Currency Swap Contract [Member]
Disclosure of financial assets [line items]
Derivative financial instruments	9,474	489
Financial liabilities
Trading Instruments [Member] | Currency Swap Contract [Member]
Disclosure of financial assets [line items]
Derivative financial instruments	2,794
Financial liabilities